Summary of Financial Information for Discontinued Business (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 24,187	$ 77,240	$ 86,108
Income (loss) before income tax	(978)	479	6,719
Income tax (expenses) credit	284	440	(1,579)
Income (loss) from discontinued business, net of income tax	(694)	919	5,140
Accounts receivable	112	8,715
Inventories		5,341
Prepaid expense and other receivables		5,592
Deferred tax assets		2,314
Property, plant and equipment, net		11,921
Deposits for property, plant and equipment		296
Total assets	112	34,179
Accounts payable		8,626
Accrued expenses and other payables	515	2,306
Income taxes payable		(652)
Total liabilities	515	10,280
Net assets (liabilities) of discontinued business	$ (403)	$ 23,899